Related Party Balance And Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Balance And Transactions
15.
RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has major transactions with:

(1) Mr. Ding Rui, one of the Founders.

(2) Zhichong Technology (Shenzhen) Co., Ltd (“Shenzhen Zhichong”), which is 49% owned by the Group.

(3) Beijing Puyan Enterprise Management Co., Ltd (“Beijing Puyan”), which is a related party of one of the Group’s preferred shareholders.

(4) Beijing Zhichong New Energy Technology Co., Ltd (“Zhichong New Energy”), which is 12% owned by the Group.

(5) Mr. Hou Yifei, one of the Founders.

The Group mainly had the following transactions and balances with related parties:

(a) Major transactions with related parties

		For the Six Months Ended June 30,
		2024	2025
		US$	US$
Interest income from Beijing Puyan	(i)	779	768
Proceeds from collection of the advance to Mr. Ding Rui	(ii)	271,794	—
Purchase of materials from Shenzhen Zhichong	(iii)	78,545	33,363
Sell products to Shenzhen Zhichong	(iii)	—	11,693
Sell products to Zhichong New Energy	(iv)	715,702	897,497
Proceeds from repayment of loans to Zhichong New Energy	(v)	26,383	—
Proceeds from collection of the advance to Mr. Hou Yifei	(vi)	408,746	—

(b) Balance of amounts due from related parties:

		As of December 31,	As of June 30,
		2024	2025
		US$	US$
Beijing Puyan	(i)	298,254	300,266
Shenzhen Zhichong	(iii)	—	11,734
Zhichong New Energy	(iv)	1,917,418	2,755,269
Total		2,215,672	3,067,269

(c) Balance of amounts due to a related party

		As of December 31,	As of June 30,
		2024	2025
		US$	US$
Shenzhen Zhichong	(iii)	125,748	56,241
Total		125,748	56,241

(i)
On March 22, 2021, the Board of Directors of X-Charge Technology approved a loan agreement with its related party, Beijing Puyan. Under this agreement, X-Charge Technology provided a two-year loan of RMB30.3 million (approximately US$4.2 million) to Beijing Puyan, bearing an annual interest rate of 3.85%. Beijing Puyan repaid RMB10 million (approximately US$1.4 million) of the principal in December 2022, and RMB20 million (approximately US$2.8 million) was repaid in January 2023. As of December 31, 2024 and June 30, 2025, the balance outstanding was US$0.3 million and US$0.3 million, respectively. Interest income recognized from this loan amounted to US$ 779 and US$ 768 in the unaudited condensed consolidated statements of comprehensive loss for the six months ended June 30, 2024 and 2025, respectively.
(ii)
In 2023, the Group provided interest-free advance in the amount of RMB1.9 million (equivalent to US$0.3 million) to Mr. Ding Rui for his personal use. The advance was fully collected by the Group in January 2024.
(iii)
The Group purchased certain types of EV chargers from Shenzhen Zhichong in the amount of US$79 thousand and US$33 thousand for the six months ended June 30, 2024 and 2025, respectively. The outstanding balance of accounts payable to Shenzhen Zhichong were US$0.1 million and US$56 thousand as of December 31, 2024 and June 30, 2025, respectively, which were included in amounts due to related party on the consolidated balance sheets.

Besides, the Group also sold certain types of EV chargers to Shenzhen Zhichong in the amount of US$12 thousand for the six months ended June 30, 2025. The outstanding balance of accounts receivable from Shenzhen Zhichong were nil and US$12 thousand as of December 31, 2024 and June 30, 2025, respectively, which were included in amounts due from related parties on the consolidated balance sheets.

(iv)
The Group sold certain types of EV chargers to Zhichong New Energy in the amount of US$0.7 million and US$0.9 million for the six months ended June 30, 2024 and 2025, respectively. The outstanding balance of accounts receivable from Zhichong New Energy were US$1.9 million and US$2.8 million as of December 31, 2024 and June 30, 2025, respectively, which were included in amounts due from related parties on the consolidated balance sheets.
(v)
In October 2023, the Group provided a loan in the amount of RMB0.7 million (equivalent to US$0.1 million) to Zhichong New Energy with a simple interest rate of 6% per annum. The principal and accrued interest in the amount of RMB0.7 million (equivalent to US$0.1 million) shall be due within a year. In January 2024, RMB0.2 million (equivalent to US$26 thousand) was repaid.
(vi)
In 2023, the Group provided interest-free advance in the amount of RMB2.9 million (equivalent to US$0.4 million) to Mr. Hou Yifei for his personal use. As of June 30, 2024, all of the balance was collected.